Fair Value Measurements - Fair Value of Investments that Calculate NAV Per Share (Details) - Trustmark 401(k) Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Collective Investment Funds [Member]
Fair Value Measurements [Abstract]
Investments	$ 192,747,015	$ 174,713,346
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Redemption Notice Period	1 day	1 day
Pooled Separate Account [Member]
Fair Value Measurements [Abstract]
Investments	$ 40,594,374	$ 38,239,215
Unfunded Commitments	$ 0	$ 0
Redemption Frequency	Daily	Daily
Redemption Notice Period	1 day	1 day